Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (36,280)	$ (68,208)	$ (63,821)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expenses	232	61	77
Share-based compensation	1,666	3,152	8,194
Non-cash operating lease expenses	912	546	659
Loss on derecognition of operating right-of-use assets	0	22	0
Paycheck Protection Program Loan Forgiveness	0	(635)	0
Unrealized gain on short-term investments	(19)	(144)	0
Change in fair value in forward contract	(1,071)	(444)	0
Changes in assets and liabilities:
Short-term investments	10,172	(13,025)	0
Advances to suppliers	1,243	1,770	1,014
Prepaid expenses and other current assets	91	(496)	52
Other noncurrent assets	1,411	(294)	(334)
Accounts payable	(575)	(560)	(321)
Accrued expenses	(1,388)	(1,711)	(291)
Operating lease liabilities	(1,455)	(518)	(621)
Other current liabilities	(4,669)	2,535	2,372
Deferred revenue	(1,351)	30,033	9,275
Other noncurrent liabilities	2,930	674	0
Net cash used in operating activities	(27,464)	(47,242)	(43,745)
Cash flows from investing activities:
Acquisitions of property and equipment	(34)	(2,844)	(52)
Return of property and equipment	717	0	0
Purchase of short-term investments	(32,197)	(44,232)	0
Sales of short-term investments	0	1,663	0
Proceeds from maturity of short-term investments	49,761	25,000	0
Net cash (used in) provided by investing activities	17,560	(20,413)	(52)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	0	0	112,577
Proceeds from issuance of contingently redeemable noncontrolling interests, net of issuance cost	5,000	0	5,233
Capital contribution from noncontrolling interests	0	0	80
Proceeds from issuance of forward contract	0	0	278
Proceeds from exercise of share options	0	83	0
Payments of offering costs	0	(44)	(939)
Payments of issuance costs of contingently redeemable noncontrolling interests	0	(38)	0
Proceeds from loans	0	0	635
Proceeds from related party borrowings	0	0	35
Repayments of loans	(1,569)	0	0
Repayment of related party borrowings	0	0	(64)
Net cash provided by financing activities	3,431	1	117,835
Effect of foreign exchange rate changes	(756)	(258)	(434)
Net increase (decrease) in cash and cash equivalents	(7,229)	(67,912)	73,604
Cash and cash equivalents at beginning of year	41,625	109,537	35,933
Cash and cash equivalents at end of year	34,396	41,625	109,537
Supplemental disclosures of cash flow information
Interest paid	17	91	85
Interest received	136	98	166
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	4,411	1,181	295
Operating lease right-of-use assets released in exchange for operating lease liabilities	$ 0	$ (803)	$ 0